Employee benefits expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Classes of employee benefits expense [abstract]
Salaries and bonuses	€ (72,488)	€ (52,413)	€ (105,436)
Social security charges	(14,138)	(11,502)	(21,012)
Social costs	(2,592)	(1,003)	(2,588)
Defined benefit plans	(1,560)	(1,169)	(1,199)
Other personnel expenses	(1,427)	(350)	(1,651)
Total	€ (92,205)	€ (66,437)	€ (131,886)